Moderate Allocation Portfolio Investment Objectives and Goals - Portfolio [Member] - Moderate Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Moderate Allocation Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Variable Insurance Funds Moderate Allocation Portfolio (the “Fund”) seeks to provide current income and low to moderate capital appreciation.